Interests in associates and joint ventures - Associates and joint ventures (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Assets [abstract]
Non-current assets	€ 84,636		€ 82,847
Current assets	26,364		26,803
Total assets	111,000		109,650
Equity and liabilities [abstract]
Shareholder's equity	34,406	€ 35,807	34,956	€ 35,361
Non-current liabilities	45,671		45,471
Current liabilities	30,924		29,223
Total equity and liabilities	111,000		109,650
Consolidated income statement
Revenue	21,545	21,297
Operating income	2,142	2,420
Finance costs, net	(592)	(373)
Income tax	(461)	(580)
Net income	1,088	€ 1,467
Orange Concessions | Orange Concessions
Assets [abstract]
Non-current assets	3,660		3,699
Current assets	395		417
Total assets	4,055		4,115
Equity and liabilities [abstract]
Shareholder's equity	2,097		2,117
Non-current liabilities	1,492		1,494
Current liabilities	466		505
Total equity and liabilities	4,055		4,115
Consolidated income statement
Revenue	285		768
Operating income	(20)		(7)
Finance costs, net	(5)		(35)
Income tax			8
Net income	(25)		(35)
wiatowd Inwestycje Sp. z o.o | wiatowd Inwestycje Sp. z o.o
Assets [abstract]
Non-current assets	465		372
Current assets	199		197
Total assets	664		569
Equity and liabilities [abstract]
Shareholder's equity	317		281
Non-current liabilities	272		198
Current liabilities	75		90
Total equity and liabilities	664		569
Consolidated income statement
Revenue	20		29
Operating income	(4)		(4)
Finance costs, net	(6)		(5)
Income tax	2		1
Net income	€ (8)		€ (8)